Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill [Roll Forward]
Beginning balance	¥ 2,338,303,000		¥ 1,295,786,000
Additions (Note 25)	386,827,000		1,042,517,000
Ending balance	2,725,130,000	$ 395,107	2,338,303,000	¥ 1,295,786,000
Impairment charge recognized	¥ 0		¥ 0	¥ 0